	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets that Were Repurchased/Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn	Demand Rejected
				(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Q1 2012	RMBS
	First Franklin Mortgage Loan Trust 2006-FF11 CIK# 001372799	x	First Franklin	10043	$1,872,729,922	100	1462	$267,338,824	14.3	0	0	0	0	0	0	1462	$267,338,824	14.3	0	0

	Total:			10043	$1,872,729,922		1462	$267,338,824		0	0	0	0	0	0	1462	$267,338,824		0	0

	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets that Were Repurchased/Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[2]			Demand Withdrawn	Demand Rejected
				(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
Q2 2012	RMBS
	First Franklin Mortgage Loan Trust 2006-FF7 CIK# 0001362793	x	First Franklin	6,027	$1,161,097,184	100	454	$84,649,118	7.41	0	0	0	0	0	0	454	$84,649,118	7.41	0	0
	First Franklin Mortgage Loan Trust 2006-FF11 CIK#001372799	x	First Franklin	1,0043	$1,872,729,922	100	586	$71,916,920	3.84	0	0	0	0	0	0	586	$71,916,920	3.84	0	0
	HSI Asset Securitization Corp Trust 2006-WMC1 CIK#0001370363	x	WMC Mortgage Corp.	4,446	$842,325,840	100	402	$80,809,189	9.59	0	0	0	0	0	0	402	$80,809,189	9.59	0	0
	HSI Asset Loan Obigation Trust 2007-AR1 CIK#: 0001385542	x	SunTrust Mortgage Inc.	218	$125,858,408	28.81	1	[3]	[3]	0	0	0	0	0	0	1	[3]	[3]	0	0
	HSI Asset Loan Obigation Trust 2007-WF1 CIK#: 0001387299	x	Wells Fargo Bank, N.A.	1,417	$296,496,913	100	1	[3]	[3]	0	0	0	0	0	0	1	[3]	[3]	0	0
	Total:			22,151	$4,298,508,267		1443	$237,375,227		0	0	0	0	0	0	1443	$237,375,227[4]		0	0

2 The Securitizer believes all demands related to an asset are in dispute. However, because the Securitizer is not the entity with the repurchase obligation and therefore is unaware of the resolution or discussions related to the demand, it is possible that some assets identified as being subject to a demand in dispute are assets that are pending repurchase or replacement and are within the cure period.

3 Original principal balance was not identified in the repurchase demand so this amount cannot be calculated.

4 This total does not include assets for which the original principal balance was not specified in the repurchase demand.

	Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets that Were Repurchased/Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn	Demand Rejected
Q3 2012				(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
	RMBS
	First Franklin Mortgage Loan Trust 2006-FF11 CIK#001372799	x	First Franklin	10043	$1,872,729,922	100	53	$8,090,465	0.43	0	0	0	0	0	0	53	$8,090,465	0.43	0	0
	Total:			10043	$1,872,729,922		53	$8,090,465		0	0	0	0	0	0	53	$8,090,465		0	0